Equity - Preferred units (Details) - Sunlight	6 Months Ended
Jun. 30, 2021 $ / shares
Class A Units
Class of Stock [Line Items]
Preferred return (as a percent)	14.50%
Preferred class A-1 unit members' capital
Class of Stock [Line Items]
Preferred return (per unit)	$ 12.50
Preferred class A-2 unit members' capital
Class of Stock [Line Items]
Preferred return (per unit)	15.22
Preferred class A-3 unit members' capital
Class of Stock [Line Items]
Preferred return (per unit)	$ 24.06